Stockholders' Equity	12 Months Ended
Dec. 31, 2018
Equity [Abstract]
Stockholders' Equity

Note 10. Stockholders’ Equity

Convertible Preferred Stock

The Company is authorized to issue 10,000,000 shares of Preferred Stock.

The Company had issued a total of 13,780 shares of Series B Convertible Preferred Stock pursuant to the Securities Purchase Agreement entered into on June 29, 2016 with Sabby Management, LLC. As of December 31, 2018, there were no shares of Series B Convertible Preferred Stock outstanding as all such previously issued shares had been converted to common shares.

Common Stock

On December 22, 2016, the Company entered into the Merger Agreement with Essentialis. Consummation of the Merger was subject to various closing conditions, including the Company’s consummation of a financing of at least $8.0 million at, or substantially contemporaneous with, the closing of the Merger, which occurred on March 7, 2017 and the receipt of stockholder approval of the Merger at a special meeting of stockholders, which the Company received on March 6, 2017.

On March 7, 2017, the Company completed the Merger with Essentialis and issued 3,783,388 shares of common stock to shareholders of Essentialis. Pursuant to the terms of the Merger Agreement, the Company held back shares of common stock as partial recourse to satisfy indemnification claims. Effective March 7, 2018, on the one-year anniversary of the closing of the merger, the Company issued 180,667 shares for the previously held back amount. In the second quarter of 2018 there were 903,367 additional shares of common stock issued upon the achievement of a development milestone. In total, 4,867,422 shares of common stock were issued to Essentialis stockholders. Additionally, upon the achievement of certain commercial milestones associated with the sale of Essentialis’ product in accordance with the terms of the Merger Agreement, the Company is obligated to make cash earnout payments of up to a maximum of $30.0 million to Essentialis stockholders. The merger consideration described above will be reduced by any such shares of common stock issuable, or cash earnout payments payable, to Essentialis’ management carve-out plan participants and other service providers of Essentialis, in each case, in accordance with the terms of the Merger Agreement.

On January 27, 2017, the Company entered into the 2017 Aspire Purchase Agreement with Aspire Capital, which provided that, upon the terms and subject to the conditions and limitations set forth therein, Aspire Capital was committed to purchase up to an aggregate of $17.0 million in value of shares of the Company’s common stock over the 30-month term of the purchase agreement. Additionally, on the date of the closing of the financing, as defined in the Merger Agreement, the Company issued to Aspire Capital, and Aspire Capital purchased from the Company an aggregate of $2.0 million of the Company’s common stock.

On December 11, 2017, the Company entered into a Securities Purchase Agreement with certain purchasers, pursuant to which the Company sold and issued 8,141,116 immediately separable units at a price per unit of $1.84 for aggregate gross proceeds of $15.0 million. Each unit consisted of one share of the Company’s common stock and a warrant to purchase 0.74 shares of the Company’s common stock at an exercise price of $2.00 per share, for an aggregate of 8,141,116 shares of common stock and corresponding warrants to purchase an aggregate of 6,024,425 shares of common stock, together the shares of common stock are referred to as the 2017 Resale Shares. The Company also granted certain registration rights to these stockholders, pursuant to which, among other things, the Company prepared and filed a registration statement with the SEC to register for resale the 2017 Resale Shares. The registration statement was declared effective in February 2018.

On December 19, 2018, the Company entered into a Securities Purchase Agreement with certain purchasers, pursuant to which the Company sold and issued 10,272,375 units at a price per unit of $1.61, for aggregate gross proceeds of $16.5 million. Each unit consisted of one share of the Company’s common stock and a warrant to purchase 0.05 shares of the Company’s common stock at an exercise price of $2.00 per share, for an aggregate of 10,272,375 shares of common stock and corresponding warrants to purchase an aggregate of 513,617 shares of common stock, together with the shares of common stock are referred to as the 2018 Resale Shares. The Company also granted certain registration rights to these stockholders, pursuant to which, among other things, the Company agreed to prepare and file with the SEC a registration statement to register for resale the 2018 Resale Shares prior to March 31, 2019.

Equity Incentive Plans

The Company has adopted the 1999 Incentive Stock Plan, the 2010 Equity Incentive Plan, and the 2014 Equity Incentive Plan, or the 2014 Plan, and together, the Plans. The 1999 Incentive Stock Plan expired in 2009, and the 2010 Equity Incentive Plan has been closed to new issuances. Under the 2014 Plan the Company may grant stock options, stock appreciation rights, restricted stock, restricted stock units, performance units or performance shares to employees, directors, advisors, and consultants. Options granted under the 2014 Plan may be incentive stock options (“ISOs”) or nonqualified stock options (“NSOs”). ISOs may be granted only to Company employees, including officers and directors.

The Board of Directors has the authority to determine to whom stock options will be granted, the number of options, the term, and the exercise price. Options are to be granted at an exercise price not less than fair value. For individuals holding more than 10% of the voting rights of all classes of stock, the exercise price of an option will not be less than 110% of fair value. The vesting period is normally monthly over a period of 4 years from the vesting date. The contractual term of an option is no longer than five years for ISOs for which the grantee owns greater than 10% of the voting power of all classes of stock and no longer than ten years for all other options. The terms and conditions governing restricted stock units is at the sole discretion of the Board. As of December 31, 2018, a total of 1,150,961 shares are available for future grant under the 2014 Plan.

The Company recognized stock-based compensation expense related to options and restricted stock units granted to employees, directors and consultants for the years ended December 31, 2018 and 2017 of approximately $988,000 and $1.0 million, respectively, of which approximately $76,000 and $120,000 and was recorded in discontinued operations in 2018 and 2017, respectively. The compensation expense is allocated on a departmental basis, based on the classification of the option holder. No income tax benefits have been recognized in the statements of operations for stock-based compensation arrangements during the year ended December 31, 2018 and December 31, 2017.

Stock compensation expense was allocated between departments in continuing operations as follows (in thousands).

	Year ended
	December 31, 2018	December 31, 2017
Research and development	$205	$93
General and administrative	707	787
Total	$912	$880

Stock Options

The Company granted options to purchase 756,086 and 622,755 of the Company’s common stock in 2018 and 2017, respectively. The fair value of each award granted was estimated on the date of grant using the Black-Scholes option pricing model with the following assumptions.

Year Ended
	December 31, 2018	December 31, 2017
Expected life (years)	5.5-6.0	5.5-6.1
Risk-free interest rate	2.7%-2.8%	1.9%-2.2%
Volatility	70%-71%	61%-69%
Dividend rate	— %	— %

The Black-Scholes option-pricing model requires the use of highly subjective assumptions to estimate the fair value of stock-based awards. These assumptions include the following estimates:

•

Expected life: The expected life of stock options represents the average of the contractual term of the options and the weighted-average vesting period, as permitted under the simplified method. The Company does not believe it is able to rely on historical exercise and post-vesting termination activity to provide accurate data for estimating the expected term for use in estimating the fair value-based measurement of stock options. Therefore, it has opted to use the “simplified method” for estimating the expected term of options.

•	Risk-free interest rate: The risk-free interest rate is based on the yields of U.S. Treasury securities with maturities similar to the expected time to liquidity.
•	Volatility: The estimated volatility rate based on the volatilities of common stock of comparable companies in the Company’s industry.
•

Dividend rate: The Company has never declared or paid any cash dividends and does not presently plan to pay cash dividends in the foreseeable future. Consequently, the Company used an expected dividend yield of zero.

The following table summarizes stock option transactions for the years ended December 31, 2018 and 2017 as issued under the Plans.

	Shares Available	Number of Options	Weighted- Average Exercise Price per	Weighted Average Remaining Contractual Term
	for Grant	Outstanding	Share	(in years)
Balance at January 1, 2017	191,770	581,687	$17.10	8.48
Additional shares authorized	134,295
Amendment to plan to authorize additional shares	1,785,837
Options granted	(622,755)	622,755	$3.04
Options exercised	—	—	—	—
Options canceled/forfeited	177,455	(177,455)	$8.84	—
Balance at December 31, 2017	1,666,602	1,026,987	$9.99	7.94
Additional shares authorized	223,742
Shares allocated to grants of restricted stock units	(99,217)
Options granted	(756,086)	756,086	$1.68
Options exercised	—	—	—	—
Options canceled/forfeited	115,920	(115,920)	$12.72	—
Balance at December 31, 2018	1,150,961	1,667,153	$6.03	8.27
Options vested at December 31, 2018		820,422	$9.85	7.64
Options vested and expected to vest at December 31, 2018		1,667,153	$6.03	8.27

The weighted-average grant date fair value of employee options granted was $1.08 and $1.88 per share for the year ended December 31, 2018 and December 31, 2017, respectively. At December 31, 2018 total unrecognized employee stock-based compensation was $1.2 million, which is expected to be recognized over the weighted-average remaining vesting period of 2.5 years. As of December 31, 2018, the outstanding stock options had an intrinsic value of approximately $71,000.

The fair value of an equity award granted to a nonemployee generally is determined in the same manner as an equity award granted to an employee. In most cases, the fair value of the equity securities granted is more reliably determinable than the fair value of the goods or services received. Stock-based compensation related to its grant of options to non-employees has not been material to date.

Restricted Stock Units

There were 99,217 restricted stock units granted by the Company during the year ended December 31, 2018 to employees and nonemployees. The shares were 100% vested on the grant date and were valued based on the Company’s common stock price on the grant date, with approximately $159,000 of the related stock-based compensation expense recognized at that time.

2014 Employee Stock Purchase Plan

The Company’s board of directors and stockholders have adopted the 2014 Employee Stock Purchase Plan, or the ESPP. The ESPP has become effective, and the board of directors will implement commencement of offers thereunder in its discretion. A total of 27,967 shares of the Company’s common stock has been made available for sale under the ESPP. In addition, the ESPP provides for annual increases in the number of shares available for issuance under the plan on the first day of each year beginning in the year following the initial date that the board of directors authorizes commencement, equal to the least of:

•	1.0% of the outstanding shares of the Company’s common stock on the first day of such year;
•	55,936 shares; or
•	such amount as determined by the board of directors.

As of December 31, 2018, there were no purchases by employees under this plan.

Series D Warrants

The Company issued 256,064 Series D Warrants in October 2015, which are exercisable into 586,182 shares of the Company’s common stock, with an exercise price of $12.30 and a term of five years expiring on October 15, 2020. The Company’s Series D Warrants contain standard anti-dilution provisions for stock dividends, stock splits, subdivisions, combinations and similar types of recapitalization events. They also contain a cashless exercise feature that provides for their net share settlement at the option of the holder in the event that there is no effective registration statement covering the continuous offer and sale of the warrants and underlying shares. The Company is required to comply with certain requirements to cause or maintain the effectiveness of a registration statement for the offer and sale of these securities. The Series D Warrant agreement further provides for the payment of liquidated damages at an amount per month equal to 1% of the aggregate VWAP of the shares into which each Series D Warrant is convertible into in the event that the Company is unable to maintain the effectiveness of a registration statement as described herein. The Company evaluated the registration payment arrangement stipulated in the terms of this securities agreement and determined that it is probable that the Company will maintain an effective registration statement and has therefore not allocated any portion of the proceeds to the registration payment arrangement. The Series D Warrant agreement specifically provides that under no circumstances will the Company be required to settle any Series D Warrant exercise for cash, whether by net settlement or otherwise.

Accounting Treatment

The Company accounts for the Series D Warrants in accordance with the guidance in ASC 815 Derivatives and Hedging. As indicated above, the Company is not required under any circumstance to settle any Series D Warrant exercise for cash. The Company has therefore classified the value of the Series D Warrants as permanent equity.

Other Common Stock Warrants

As of December 31, 2018, the Company had 102,070 common stock warrants outstanding from the 2010/2012 convertible notes, with an exercise price of $24.35 and a term of 10 years expiring in November 2024. The Company also had outstanding 1,851 common stock warrants issued in 2009, with an exercise price of $108.00 and a term of 10 years, which expired in January 2019 and 16,500 common stock warrants issued to the underwriter in the Company’s IPO, with an exercise price of $35.70 and a term of 10 years, expiring in November 2024.